Segment Information	9 Months Ended
Sep. 30, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information
The company reports three business segments:

•	Bananas: Includes the sourcing (purchase and production), transportation, marketing and distribution of bananas.

•
Salads and Healthy Snacks: Includes ready-to-eat, packaged salads, referred to in the industry as "value-added salads" and other value-added products, such as healthy snacking items, fresh vegetable and fruit ingredients used in food service; processed fruit ingredient products; and the company's equity-method investment in the Danone JV, which sold Chiquita-branded fruit smoothies in Europe. In March 2013, the Danone JV sold its smoothie operations and the Chiquita brand is now licensed to a third-party manufacturer of smoothies in Europe. The company made contributions of €10 million ($13 million) in the third quarter of 2013 and €4 million ($5 million) in the fourth quarter of 2013 that discharged its remaining financial obligations to the Danone JV. In the third quarter of 2012, the company recorded a $28 million loss to fully impair its equity-method investment and to record estimates of probable cash obligations to the Danone JV, which was a result of the JV's board of directors approving a change in strategy and the related discontinuation of a key product causing the company to determine the decline in estimated fair value of its equity-method investment was other than temporary. In the fourth quarter of 2012, the company fully accrued its obligation to fund the Danone JV by recording an additional charge of $4 million, which represented changes in the estimated funding obligations and related assets.

•
Other Produce: Includes the sourcing, marketing and distribution of whole fresh produce other than bananas. As part of the restructuring plan, the company exited the North American deciduous product lines after the end of the California grape season at the end of 2012. Subsequently, the primary product of the Other Produce segment is pineapples.

Certain corporate expenses are not allocated to the reportable segments and are included in "Corporate costs," including costs related to the relocation of the company's headquarters and restructuring activities described in Note 3. Inter-segment transactions are eliminated.
Financial information for each segment follows:

	Quarter Ended September 30,		Nine Months Ended September 30,
(In thousands)	2013	2012	2013	2012
Net sales:
Bananas	$455,981	$446,080	$1,481,625	$1,499,096
Salads and Healthy Snacks	239,102	239,943	739,392	729,430
Other Produce	27,979	28,144	88,468	112,290
	$723,062	$714,167	$2,309,485	$2,340,816
Operating income (loss):
Bananas[1]	$18,039	$(1,784)	$101,438	$46,328
Salads and Healthy Snacks[2]	(5,155)	(26,926)	4,595	(16,518)
Other Produce[3]	2,325	(3,407)	1,904	(12,773)
Corporate costs[4]	(14,056)	(33,987)	(41,070)	(65,978)
	$1,153	$(66,104)	$66,867	$(48,941)

[1]
Includes the acceleration of $6 million of losses on ship sublease arrangements in the first quarter of 2012, net of $2 million of related sale-leaseback gain amortization during the sublease period. As part of the company's European shipping reconfiguration, five ships, two in the fourth quarter of 2011 and three in the first quarter of 2012, were removed from service and subleased. The primary leases for an equivalent number of ships were not renewed at the end of 2012. These accelerated sublease losses are included in "Cost of sales."

[2]
Includes $1 million of "Cost of sales" in the first quarter of 2013 for severance costs related to a fruit ingredient business. Includes $1 million of "Cost of sales" in the first quarter of 2012 primarily related to inventory write-offs to exit healthy snacking products that were not sufficiently profitable and $1 million of "Selling, general and administrative" to restructure the European healthy snacking sales force. These costs related to actions completed during the first quarter of 2012. Includes $1 million in "Cost of sales" in the second quarter of 2012, primarily related to the closure of a research and development facility. Includes $28 million of "Equity in (earnings) losses of investees" in the third quarter of 2012 to fully impair the company's equity-method investment and to record estimates of probable cash obligations to the Danone JV as described above.

[3]	Includes $2 million of "Cost of sales" in the first quarter of 2012, primarily related to inventory write-offs to exit low-margin other produce.

[4]	Includes "Restructuring and relocation costs" further detailed in Note 3.